Segments - Non current assets by country (Details) $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) Countries	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of geographical areas [line items]
Non-current assets	[1]	$ 74,809	$ 71,043	$ 72,282
Minimum [member]
Disclosure of geographical areas [line items]
Number of countries with operating units | Countries		30
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 34,588	31,484	31,487
Percentage of entity's revenue		74.00%
United States [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 19,267	18,223	20,531
Percentage of entity's revenue		17.00%
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 4,584	5,308	3,474
UK [member]
Disclosure of geographical areas [line items]
Non-current assets		4,222	3,108	2,882
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets		2,888	3,884	5,350
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets		1,715	1,494	2,270
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets		1,472	1,326	1,416
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets		1,114	1,344	1,435
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets		$ 4,958	$ 4,873	$ 3,436

[1]	Excluding deferred tax assets, pension assets and non-current financial assets.